Financial instruments - Additional Information (Detail)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 25, 2018 CAD ($)	Jun. 30, 2020 USD ($) $ / MWh	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) MWh $ / MWh	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / MWh	Jul. 17, 2020 CAD ($)	Jul. 17, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) instrument	May 23, 2019 USD ($)
Derivative [Line Items]
Number of Megawatt hours | MWh				116,744
Cost per Megawatt Hour | $ / MWh						38.95
Long-term debt		$ 4,154,776,000		$ 4,154,776,000						$ 3,931,868,000
Number of pay-variable and receive-fixed interest rate swaps | instrument											3
Realized gain/(loss) in OCI from foreign exchange forward contract		8,573,000	$ (2,859,000)	(28,057,000)	$ 11,955,000
Liberty Power Group
Derivative [Line Items]
Realized gain/(loss) in OCI from foreign exchange forward contract		16,642,000	3,365,000	(27,190,000)	20,205,000
Senior Unsecured Notes | Senior Unsecured Notes Due January 2029
Derivative [Line Items]
Debt instrument, term						10 years
Interest rate (percent)									4.60%	4.60%
Par value									$ 300,000,000
Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Derivative [Line Items]
Long-term debt		621,186,000		621,186,000						$ 621,049,000
Par value		637,500,000		637,500,000							$ 350,000,000	$ 350,000,000
Senior Unsecured Notes | Liberty Power Group | Convertible Unsecured Subordinated Debentures
Derivative [Line Items]
Par value		650,000,000		650,000,000
Currency Swap
Derivative [Line Items]
Realized gain/(loss) in OCI from foreign exchange forward contract		(15,252,000)		19,583,000
Foreign exchange contract
Derivative [Line Items]
Realized gain/(loss) in OCI from foreign exchange forward contract		1,023,000	$ 9,599,000	(3,581,000)	$ 24,007,000
Non-regulated Energy Sales
Derivative [Line Items]
Unrealized gains in AOCI to be reclassified				8,222,000
Interest expense
Derivative [Line Items]
Unrealized gains in AOCI to be reclassified				1,395,000
Sugar Creek
Derivative [Line Items]
Amount reclassified from AOCI to earnings						$ 15,765,000
Canadian Investments and Subsidiaries
Derivative [Line Items]
Realized gain/(loss) in OCI from foreign exchange forward contract		$ (1,269,000)		$ 195,000
Minimum
Derivative [Line Items]
Forward price | $ / MWh		10.53		10.53
Minimum | AYES Canada | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.0798		0.0798
Minimum | Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.18		0.18
Maximum
Derivative [Line Items]
Forward price | $ / MWh		147.62		147.62
Maximum | AYES Canada | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.0873		0.0873
Maximum | Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.22		0.22
Weighted Average
Derivative [Line Items]
Forward price | $ / MWh		21.95		21.95
Weighted Average | AYES Canada | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.0864		0.0864
Subsequent Event | Currency forward contract
Derivative [Line Items]
Derivative notional amount							$ 923,243,000	$ 682,500,000
Plan | Bonds
Derivative [Line Items]
Debt instrument, term	10 years
Long-term debt	$ 135,000,000
Cash flow hedge | Interest rate swaps
Derivative [Line Items]
Term of forward-starting interest rate swap	10 years